Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property and equipment

	Vehicles	Office equipment	Furniture and fixtures	Land	Total
Cost:
At January 1, 2025	$41,310	$77,841	$15,078	$772,166	$906,395
Additions	—	3,918	790	24,468	29,176
Disposals	(11,260)	—	—	—	(11,260)
Effect of foreign exchange	4,655	9,765	1,805	90,534	106,759
At December 31, 2025	$34,705	$91,524	$17,673	$887,168	$1,031,070
Depreciation:
At January 1, 2025	$41,039	$64,471	$9,288	$—	$114,798
Effect of foreign exchange	4,620	8,153	1,102	—	13,875
Disposals	(11,260)	—	—	—	(11,260)
Depreciation charge for the year	—	4,546	461	—	5,007
At December 31, 2025	$34,399	$77,170	$10,851	$—	$122,420
Net book value:
At December 31, 2025	$306	$14,354	$6,822	$887,168	$908,650
At January 1, 2025	$271	$13,370	$5,790	$772,166	$791,597

Cost:
At January 1, 2024	$52,839	$94,715	$18,138	$987,671	$1,153,363
Additions	—	4,355	890	—	5,245
Effect of foreign exchange	(11,529)	(21,229)	(3,950)	(215,505)	(252,213)
At December 31, 2024	$41,310	$77,841	$15,078	$772,166	$906,395
Depreciation:
At January 1, 2024	$52,491	$77,638	$11,202	$—	$141,331
Effect of foreign exchange	(11,452)	(17,501)	(2,383)	—	(31,336)
Depreciation charge for the year	—	4,334	469	—	4,803
At December 31, 2024	$41,039	$64,471	$9,288	$—	$114,798
Net book value:
At December 31, 2024	$271	$13,370	$5,790	$772,166	$791,597
At January 1, 2024	$348	$17,077	$6,936	$987,671	$1,012,032

	Vehicles	Office equipment	Furniture and fixtures	Land	Total
Cost:
At January 1, 2023	$49,027	$85,491	$12,618	$916,413	$1,063,549
Additions	—	2,497	4,441	—	6,938
Effect of foreign exchange	3,812	6,727	1,079	71,258	82,876
At December 31, 2023	$52,839	$94,715	$18,138	$987,671	$1,153,363
Depreciation:
At January 1, 2022	$48,704	$68,119	$10,019	$—	$126,842
Effect of foreign exchange	3,787	5,427	749	—	9,963
Depreciation charge for the year	—	4,092	434	—	4,526
At December 31, 2023	$52,491	$77,638	$11,202	$—	$141,331
Net book value:
At December 31, 2023	$348	$17,077	$6,936	$987,671	$1,012,032
At January 1, 2022	$323	$17,372	$2,599	$916,413	$936,707